JPMorgan US Sustainable Leaders Fund Expense Example - R6 Shares [Member] - JPMorgan US Sustainable Leaders Fund - Class R6	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	$ 579